Personnel expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Personnel expenses:
Short-term benefits	$ 4,953	$ 2,615
Stock-based compensation (recovery) expense - DSU plan	(993)	1,209
Stock-based compensation expense - Stock option plan	4,791	1,610
Total personnel expenses	$ 8,751	$ 5,434